Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cumulative net loss	$ 1,001,300		$ 915,997	$ 108,788
Net cash provided in operating activities	14,443	$ 4,557	36,315
Cash	993	$ 750	$ 993
May 2019 [Member]
Debt service requirements amount	$ 180,000